Equity (Reclassifications Out of Accumulated Other Comprehensive Income (Loss)) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other, net		¥ 7,681	¥ 110,594	¥ 32,380
Income tax expense (benefit)		(397,349)	(486,546)	(473,954)
Equity in earnings (Losses) of affiliated companies		5,889	(50,792)	(16,093)
Net income		675,169	756,857	¥ 707,600
Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income		4,655	(5,548)
Reclassification out of Accumulated Other Comprehensive Income | Unrealized gain (loss) on securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other, net		(62)	426
Income tax expense (benefit)		93	(191)
Equity in earnings (Losses) of affiliated companies		(198)
Net income		(167)	235
Reclassification out of Accumulated Other Comprehensive Income | Unrealized gain (loss) on derivative instruments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other, net		2,494	2,110
Income tax expense (benefit)		(872)	(718)
Equity in earnings (Losses) of affiliated companies		(34)	(92)
Net income		1,588	1,300
Reclassification out of Accumulated Other Comprehensive Income | Foreign currency translation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other, net		3,453	(7)
Income tax expense (benefit)			3,479
Equity in earnings (Losses) of affiliated companies			(9,482)
Net income		3,453	(6,010)
Reclassification out of Accumulated Other Comprehensive Income | Pension liability adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other, net	[1]	(631)	(763)
Income tax expense (benefit)		412	(310)
Net income		¥ (219)	¥ (1,073)

[1]	Amounts reclassified from pension liability adjustments are included in the computation of net periodic pension cost.